CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Services	$ 295.4	$ 367.5	$ 379.9
Redemption, net	676.3	935.3	993.6
Finance charges, net	4,694.9	4,171.9	3,639.7
Total revenue	5,666.6	5,474.7	5,013.2
Operating expenses
Cost of operations (exclusive of depreciation and amortization disclosed separately below)	2,537.2	2,469.5	2,600.3
Provision for loan loss	1,016.0	1,140.1	940.5
General and administrative	162.5	159.3	135.6
Depreciation and other amortization	80.7	73.7	67.3
Amortization of purchased intangibles	112.9	114.2	119.6
Total operating expenses	3,909.3	3,956.8	3,863.3
Operating income	1,757.3	1,517.9	1,149.9
Interest expense
Securitization funding costs	220.2	156.6	125.6
Interest expense on deposits	165.7	125.1	84.7
Interest expense on long-term and other debt, net	156.4	173.7	160.6
Total interest expense, net	542.3	455.4	370.9
Income from continuing operations before income taxes	1,215.0	1,062.5	779.0
Provision for income taxes	269.5	293.3	298.8
Income from continuing operations	945.5	769.2	480.2
Income from discontinued operations, net of taxes	17.6	19.5	37.4
Net income	963.1	788.7	517.6
Less: Net income attributable to non-controlling interest			1.8
Net income attributable to common stockholders	$ 963.1	$ 788.7	$ 515.8
Basic income attributable to common stockholders per share (Note 2):
Income from continuing operations (in dollars per share)	$ 17.24	$ 13.82	$ 6.73
Income from discontiuned operations (in dollars per share)	0.32	0.35	0.64
Net income attributable to common stockholders per share	17.56	14.17	7.37
Diluted income attributable to common stockholders per share (Note 2):
Income from continuing operations (in dollars per share)	17.17	13.75	6.71
Income from discontinued operations (in dollars per share)	0.32	0.35	0.63
Net income attributable to common stockholders per share	$ 17.49	$ 14.10	$ 7.34
Weighted average shares:
Basic (in shares) (Note 2)	54.9	55.7	58.6
Diluted (in shares) (Note 2)	55.1	55.9	58.9
Dividends declared per share:	$ 2.28	$ 2.08	$ 0.52